Intangible Assets - Summary of Goodwill Allocated to Cash-Generating Units (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Goodwill [line items]
Goodwill	S/ 57,367	S/ 93,288	S/ 116,804
Engineering and Construction [member]
Disclosure Of Goodwill [line items]
Goodwill	36,632	71,621	75,051
Electromechanical [member]
Disclosure Of Goodwill [line items]
Goodwill	S/ 20,735	20,737	20,737
Mining and construction services [member]
Disclosure Of Goodwill [line items]
Goodwill			13,366
IT equipment and services [member]
Disclosure Of Goodwill [line items]
Goodwill		S/ 930	930
Telecommunications services [member]
Disclosure Of Goodwill [line items]
Goodwill			S/ 6,720